Capital Lease	9 Months Ended
Sep. 30, 2020
Capital Lease
Capital Lease

Note 8 – Capital lease

On June 17, 2020, the Company entered into an agreement with a vendor to purchase equipment used in its spa operations. Pursuant to the agreement, the Company agreed to pay a total amount of $44,722 in 24 installments, or $1,819 per month plus tax. The outstanding balance of this capital lease was $34,987 as of September 30, 2020.

The following is a schedule, by year, of maturities of capital lease liabilities as of September 30, 2020:

2020	5,457
2021	21,828
2022	11,094
Total undiscounted cash flows	38,379
Less imputed interest (8%)	(3,392)
Present value of lease liability	$34,987

On July 14, 2020, the Company entered into an agreement with a vendor to purchase equipment used in its spa operations. Pursuant to the agreement, the Company agreed to pay a total amount of $44,722 in 24 installments, or $1,819 per month plus tax. The outstanding balance of this capital lease was $36,771 as of September 30, 2020.

The following is a schedule, by year, of maturities of capital lease liabilities as of September 30, 2020:

2020	5,457
2021	21,828
2022	12,913
Total undiscounted cash flows	40,198
Less imputed interest (8%)	(3,427)
Present value of lease liability	$36,771